Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Property, Plant and Equipment [Roll Forward]
Beginning Balance	$ 26,154	$ 24,680
Write off of fully depreciated assets		(100)
Additions in property and equipment	211	1,574	$ 575
Ending Balance	26,365	26,154	24,680
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(2,267)	(1,854)
Write off of fully depreciated assets		100
Depreciation for the year	(609)	(513)
Accumulated Depreciation, Property and Equipment, Ending Balance	(2,876)	(2,267)	(1,854)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	23,887	22,826
Additions in property and equipment	211	1,574	575
Depreciation for the year	(609)	(513)
Property And Equipment Net, Ending Balance	$ 23,489	$ 23,887	$ 22,826